JPMorgan Short Duration Core Plus Fund
Schedule of Portfolio Investments as of May 31, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 38.9%
Aerospace & Defense — 0.7%
Boeing Co. (The)
4.88%, 5/1/2025	11,520	11,402
2.20%, 2/4/2026	13,285	12,363
Bombardier, Inc. (Canada) 6.00%, 2/15/2028 (a)	910	839
Spirit AeroSystems, Inc.
7.50%, 4/15/2025 (a)	1,048	1,035
9.38%, 11/30/2029 (a)	329	350
TransDigm, Inc. 6.25%, 3/15/2026 (a)	1,196	1,188
Triumph Group, Inc. 7.75%, 8/15/2025	350	335
Wesco Aircraft Holdings, Inc. 9.00%, 11/15/2026 (a)	942	85
		27,597
Automobile Components — 0.3%
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (a)	2,965	2,807
Allison Transmission, Inc.
5.88%, 6/1/2029 (a)	855	824
3.75%, 1/30/2031 (a)	575	485
American Axle & Manufacturing, Inc. 6.50%, 4/1/2027	2,485	2,318
Clarios Global LP 6.25%, 5/15/2026 (a)	1,232	1,219
Dana, Inc.
5.63%, 6/15/2028	425	389
4.50%, 2/15/2032	770	618
Goodyear Tire & Rubber Co. (The)
5.00%, 7/15/2029	1,405	1,265
5.25%, 7/15/2031	1,455	1,266
Icahn Enterprises LP
6.25%, 5/15/2026	560	491
5.25%, 5/15/2027	1,230	1,014
		12,696
Automobiles — 0.1%
Hyundai Capital America 3.00%, 2/10/2027 (a)	4,606	4,228
Volkswagen Group of America Finance LLC (Germany) 4.25%, 11/13/2023 (a)	1,605	1,593
		5,821
Banks — 16.9%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	16,158	15,663
AIB Group plc (Ireland) (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	1,520	1,485
ANZ New Zealand Int'l Ltd. (New Zealand) 3.40%, 3/19/2024 (a)	560	550
Banco Bilbao Vizcaya Argentaria SA (Spain) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 5.86%, 9/14/2026 (b)	17,400	17,323
Banco Continental SAECA (Paraguay) 2.75%, 12/10/2025 (a)	3,600	3,259
Banco Santander SA (Spain)
2.75%, 5/28/2025	3,200	2,992
5.15%, 8/18/2025	3,200	3,158
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (b)	16,000	13,978
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 4.17%, 3/24/2028 (b)	7,600	7,146
Bank of America Corp.
(3-MONTH CME TERM SOFR + 0.90%), 2.01%, 2/13/2026 (b)	7,825	7,338

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(SOFR + 1.29%), 5.08%, 1/20/2027 (b)	11,420	11,334
(SOFR + 0.96%), 1.73%, 7/22/2027 (b)	11,829	10,549
(SOFR + 1.99%), 6.20%, 11/10/2028 (b)	9,600	9,929
Bank of Ireland Group plc (Ireland) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (a) (b)	18,735	16,279
Barclays plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.28%, 11/24/2027 (b)	27,945	24,830
BNP Paribas SA (France)
(ICE LIBOR USD 3 Month + 1.11%), 2.82%, 11/19/2025 (a) (b)	7,170	6,832
(SOFR + 2.07%), 2.22%, 6/9/2026 (a) (b)	15,140	14,052
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	4,862	4,337
BPCE SA (France)
(ICE LIBOR USD 3 Month + 1.24%), 6.39%, 9/12/2023 (a) (b)	250	250
4.63%, 7/11/2024 (a)	7,000	6,850
4.50%, 3/15/2025 (a)	8,687	8,379
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	26,976	24,278
(SOFR + 2.10%), 5.97%, 1/18/2027 (a) (b)	3,080	3,076
Citigroup, Inc.
(SOFR + 0.67%), 0.98%, 5/1/2025 (b)	9,185	8,762
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	12,730	12,203
(SOFR + 1.55%), 5.61%, 9/29/2026 (b)	25,390	25,572
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	8,730	7,805
Cooperatieve Rabobank UA (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.75%), 4.66%, 8/22/2028 (a) (b)	10,450	10,113
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.40%), 5.56%, 2/28/2029 (a) (b)	7,230	7,246
Credit Agricole SA (France)
4.38%, 3/17/2025 (a)	24,035	23,261
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	19,033	17,590
Danske Bank A/S (Denmark) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 1.62%, 9/11/2026 (a) (b)	12,715	11,431
DNB Bank ASA (Norway) (SOFRINDX + 1.95%), 5.90%, 10/9/2026 (a) (b)	11,650	11,603
Federation des Caisses Desjardins du Quebec (Canada) 5.70%, 3/14/2028 (a)	8,075	8,146
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025 (b)	4,000	3,925
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	9,028	8,577
(SOFR + 1.40%), 2.63%, 11/7/2025 (b)	852	811
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	6,255	5,773
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026 (b)	13,295	12,853
(SOFR + 1.10%), 2.25%, 11/22/2027 (b)	14,980	13,323
(SOFR + 2.61%), 5.21%, 8/11/2028 (b)	13,450	13,255
ING Groep NV (Netherlands)
3.55%, 4/9/2024	475	465
(SOFR + 1.01%), 1.73%, 4/1/2027 (b)	6,355	5,697
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 5.80%, 1/19/2029 (a) (b)	3,760	3,789
Lloyds Banking Group plc (United Kingdom) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (b)	20,510	20,668

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (b)	11,845	10,485
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.35%, 9/13/2028 (b)	11,000	11,016
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a) (c)	23,520	23,204
Mizuho Financial Group, Inc. (Japan) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	14,165	12,495
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	17,930	17,807
(ICE LIBOR USD 3 Month + 1.55%), 4.52%, 6/25/2024 (b)	8,555	8,539
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.64%, 6/14/2027 (b)	9,818	8,690
Santander UK Group Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.57%), 4.80%, 11/15/2024 (b)	13,415	13,308
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	11,070	10,569
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	7,000	6,263
(SOFR + 2.75%), 6.83%, 11/21/2026 (b)	9,665	9,774
Societe Generale SA (France)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	3,530	3,276
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (a) (b)	13,285	13,312
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (a) (b)	15,685	13,699
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (a) (c)	13,148	12,953
5.52%, 1/13/2028	12,115	12,308
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	14,430	13,044
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (a) (b)	5,410	4,785
Wells Fargo & Co.
(3-MONTH CME TERM SOFR + 1.09%), 2.41%, 10/30/2025 (b)	2,600	2,484
(3-MONTH CME TERM SOFR + 1.01%), 2.16%, 2/11/2026 (b)	5,080	4,797
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	7,150	6,726
(SOFR + 1.56%), 4.54%, 8/15/2026 (b)	14,215	13,973
(SOFR + 1.51%), 3.53%, 3/24/2028 (b)	12,760	11,960
		692,202
Biotechnology — 0.3%
Amgen, Inc. 5.15%, 3/2/2028	9,525	9,604
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (a)	2,265	1,245
Grifols Escrow Issuer SA (Spain) 4.75%, 10/15/2028 (a)	1,725	1,459
		12,308
Broadline Retail — 0.1%
NMG Holding Co., Inc. 7.13%, 4/1/2026 (a)	3,000	2,700
Nordstrom, Inc. 2.30%, 4/8/2024	2,070	1,977
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (a)	805	463
		5,140
Building Products — 0.2%
Griffon Corp. 5.75%, 3/1/2028	1,437	1,325
JELD-WEN, Inc. 4.88%, 12/15/2027 (a)	1,540	1,341
PGT Innovations, Inc. 4.38%, 10/1/2029 (a)	1,980	1,807

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Building Products — continued
Standard Industries, Inc. 4.75%, 1/15/2028 (a)	1,048	961
Summit Materials LLC 5.25%, 1/15/2029 (a)	1,675	1,572
		7,006
Capital Markets — 4.7%
Coinbase Global, Inc.
3.38%, 10/1/2028 (a)	411	259
3.63%, 10/1/2031 (a)	411	239
Credit Suisse AG (Switzerland)
5.00%, 7/9/2027	3,000	2,889
7.50%, 2/15/2028	15,000	15,888
Credit Suisse Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	250	247
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	15,000	14,117
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	11,880	11,651
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	5,250	4,657
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	10,850	9,335
(SOFR + 3.18%), 6.72%, 1/18/2029 (b)	2,780	2,791
Goldman Sachs Group, Inc. (The)
(SOFR + 0.91%), 1.95%, 10/21/2027 (b)	12,799	11,399
(SOFR + 1.11%), 2.64%, 2/24/2028 (b)	29,050	26,337
Macquarie Group Ltd. (Australia)
(SOFR + 2.21%), 5.11%, 8/9/2026 (a) (b)	10,000	9,891
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	5,680	5,084
(SOFR + 0.91%), 1.63%, 9/23/2027 (a) (b)	10,310	9,044
Morgan Stanley
(SOFR + 0.72%), 0.98%, 12/10/2026 (b)	7,750	6,926
(SOFR + 0.86%), 1.51%, 7/20/2027 (b)	18,405	16,390
(SOFR + 2.24%), 6.30%, 10/18/2028 (b)	9,600	9,975
(SOFR + 1.73%), 5.12%, 2/1/2029 (b)	8,665	8,622
Nomura Holdings, Inc. (Japan) 1.65%, 7/14/2026	17,065	15,061
UBS Group AG (Switzerland)
4.13%, 9/24/2025 (a)	1,936	1,859
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027 (a) (b)	2,865	2,521
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 4.70%, 8/5/2027 (a) (b)	7,500	7,208
		192,390
Chemicals — 0.4%
Axalta Coating Systems LLC 4.75%, 6/15/2027 (a)	835	789
Braskem Netherlands Finance BV (Brazil) 4.50%, 1/31/2030 (d)	3,250	2,745
Chemours Co. (The)
5.38%, 5/15/2027	726	669
5.75%, 11/15/2028 (a)	1,836	1,616
Element Solutions, Inc. 3.88%, 9/1/2028 (a)	1,550	1,357
INEOS Quattro Finance 2 plc (United Kingdom) 3.38%, 1/15/2026 (a)	1,057	970
NOVA Chemicals Corp. (Canada) 5.25%, 6/1/2027 (a)	1,528	1,379
Rain CII Carbon LLC 7.25%, 4/1/2025 (a)	896	869

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — continued
Scotts Miracle-Gro Co. (The) 4.50%, 10/15/2029	2,081	1,774
Trinseo Materials Operating SCA 5.38%, 9/1/2025 (a)	1,368	1,077
WR Grace Holdings LLC
4.88%, 6/15/2027 (a)	824	764
5.63%, 8/15/2029 (a)	497	413
		14,422
Commercial Services & Supplies — 0.3%
ACCO Brands Corp. 4.25%, 3/15/2029 (a)	2,330	1,963
Allied Universal Holdco LLC 4.63%, 6/1/2028 (a)	1,995	1,635
Aramark Services, Inc. 5.00%, 2/1/2028 (a)	1,030	973
Garda World Security Corp. (Canada)
4.63%, 2/15/2027 (a)	1,515	1,384
9.50%, 11/1/2027 (a)	745	697
GFL Environmental, Inc. (Canada) 4.00%, 8/1/2028 (a)	1,802	1,609
Madison IAQ LLC 4.13%, 6/30/2028 (a)	2,219	1,917
Prime Security Services Borrower LLC 5.75%, 4/15/2026 (a)	1,959	1,917
		12,095
Communications Equipment — 0.1%
CommScope, Inc.
6.00%, 3/1/2026 (a)	2,058	1,932
8.25%, 3/1/2027 (a)	905	710
4.75%, 9/1/2029 (a)	506	399
		3,041
Construction & Engineering — 0.1%
Dycom Industries, Inc. 4.50%, 4/15/2029 (a)	1,840	1,662
Global Infrastructure Solutions, Inc. 5.63%, 6/1/2029 (a)	1,330	1,097
Weekley Homes LLC 4.88%, 9/15/2028 (a)	850	745
		3,504
Consumer Finance — 1.9%
AerCap Ireland Capital DAC (Ireland)
3.50%, 1/15/2025	155	148
6.50%, 7/15/2025	12,075	12,164
American Express Co.
3.70%, 8/3/2023	35	35
(ICE LIBOR USD 3 Month + 0.75%), 6.05%, 8/3/2023 (b)	35	35
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (a)	3,926	3,865
5.50%, 1/15/2026 (a)	5,000	4,813
Capital One Financial Corp.
3.90%, 1/29/2024	2,405	2,375
(SOFR + 2.08%), 5.47%, 2/1/2029 (b)	19,895	19,322
Ford Motor Credit Co. LLC
4.39%, 1/8/2026	1,710	1,608
2.70%, 8/10/2026	1,297	1,148
4.13%, 8/17/2027	4,430	4,002

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
5.11%, 5/3/2029	1,212	1,110
4.00%, 11/13/2030	1,220	1,025
General Motors Financial Co., Inc. 1.05%, 3/8/2024	5,395	5,217
Global Aircraft Leasing Co. Ltd. (Cayman Islands) 7.25% (PIK), 9/15/2024 (a) (e)	562	502
Navient Corp. 5.88%, 10/25/2024	525	513
OneMain Finance Corp. 7.13%, 3/15/2026	2,553	2,441
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (a)	17,252	17,065
		77,388
Consumer Staples Distribution & Retail — 0.1%
Albertsons Cos., Inc.
4.63%, 1/15/2027 (a)	3,381	3,215
3.50%, 3/15/2029 (a)	258	224
Performance Food Group, Inc. 5.50%, 10/15/2027 (a)	755	726
Rite Aid Corp. 8.00%, 11/15/2026 (a)	2,309	1,211
		5,376
Containers & Packaging — 0.4%
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (a)	1,950	1,822
5.25%, 8/15/2027 (a)	940	789
Canpack SA (Poland) 3.88%, 11/15/2029 (a)	1,580	1,263
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (a)	1,700	1,441
Graphic Packaging International LLC 1.51%, 4/15/2026 (a)	2,925	2,596
LABL, Inc. 6.75%, 7/15/2026 (a)	1,755	1,687
Mauser Packaging Solutions Holding Co. 7.88%, 8/15/2026 (a)	2,185	2,166
Owens-Brockway Glass Container, Inc. 6.63%, 5/13/2027 (a)	2,000	1,997
Trivium Packaging Finance BV (Netherlands) 5.50%, 8/15/2026 (a) (f)	1,765	1,677
		15,438
Diversified Consumer Services — 0.0% ^
Service Corp. International 3.38%, 8/15/2030	705	587
Diversified Telecommunication Services — 0.5%
Altice France Holding SA (Luxembourg) 6.00%, 2/15/2028 (a)	1,805	893
Altice France SA (France) 5.50%, 10/15/2029 (a)	1,197	869
CCO Holdings LLC
5.13%, 5/1/2027 (a)	2,398	2,221
5.00%, 2/1/2028 (a)	1,363	1,239
4.75%, 3/1/2030 (a)	1,655	1,396
4.25%, 2/1/2031 (a)	4,796	3,842
4.75%, 2/1/2032 (a)	615	493
4.50%, 6/1/2033 (a)	1,029	786
4.25%, 1/15/2034 (a)	1,565	1,158
ESC Co., Escrow 5.50%, 8/1/2023 ‡ (g)	1,590	—
Frontier Communications Holdings LLC 5.88%, 10/15/2027 (a)	1,489	1,327
Intelsat Jackson Holdings SA (Luxembourg) 6.50%, 3/15/2030 (a)	973	895
Lumen Technologies, Inc.
5.13%, 12/15/2026 (a)	1,230	753

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Telecommunication Services — continued
4.00%, 2/15/2027 (a)	5,409	3,539
Telecom Italia Capital SA (Italy) 6.38%, 11/15/2033	1,380	1,203
Virgin Media Secured Finance plc (United Kingdom) 5.50%, 5/15/2029 (a)	975	876
		21,490
Electric Utilities — 1.3%
Eskom Holdings SOC Ltd. (South Africa)
6.75%, 8/6/2023 (d)	4,200	4,152
7.13%, 2/11/2025 (d)	1,000	955
Evergy, Inc. 2.45%, 9/15/2024	1,300	1,247
Fells Point Funding Trust 3.05%, 1/31/2027 (a)	13,680	12,721
Instituto Costarricense de Electricidad (Costa Rica) 6.75%, 10/7/2031 (a)	1,350	1,314
Jersey Central Power & Light Co. 4.30%, 1/15/2026 (a)	230	225
NRG Energy, Inc.
3.75%, 6/15/2024 (a)	10,148	9,830
5.75%, 1/15/2028	1,400	1,331
5.25%, 6/15/2029 (a)	1,185	1,069
PG&E Corp. 5.00%, 7/1/2028	1,639	1,512
Vistra Operations Co. LLC
3.70%, 1/30/2027 (a)	18,840	17,455
5.63%, 2/15/2027 (a)	1,200	1,154
4.38%, 5/1/2029 (a)	367	320
		53,285
Energy Equipment & Services — 0.1%
Guara Norte SARL (Brazil) 5.20%, 6/15/2034 (a)	3,532	2,950
Nabors Industries Ltd. 7.25%, 1/15/2026 (a)	675	615
Precision Drilling Corp. (Canada) 7.13%, 1/15/2026 (a)	580	571
Transocean Titan Financing Ltd. 8.38%, 2/1/2028 (a)	725	734
Transocean, Inc. 8.75%, 2/15/2030 (a)	186	186
USA Compression Partners LP 6.88%, 9/1/2027	970	908
		5,964
Entertainment — 0.3%
Cinemark USA, Inc. 5.25%, 7/15/2028 (a)	2,300	2,014
Live Nation Entertainment, Inc. 4.75%, 10/15/2027 (a)	2,735	2,533
Warnermedia Holdings, Inc. 3.76%, 3/15/2027	10,000	9,371
		13,918
Financial Services — 0.5%
Block, Inc.
2.75%, 6/1/2026	419	377
3.50%, 6/1/2031	404	330
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (a)	2,165	2,079
3.85%, 6/15/2025 (a)	14,380	13,677
Fondo MIVIVIENDA SA (Peru) 4.63%, 4/12/2027 (a)	1,350	1,297
Nationstar Mortgage Holdings, Inc. 6.00%, 1/15/2027 (a)	2,250	2,052

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Rocket Mortgage LLC
2.88%, 10/15/2026 (a)	912	797
3.63%, 3/1/2029 (a)	1,176	970
		21,579
Food Products — 0.7%
Bunge Ltd. Finance Corp. 1.63%, 8/17/2025	10,338	9,543
Post Holdings, Inc. 4.63%, 4/15/2030 (a)	2,209	1,934
Viterra Finance BV (Netherlands)
2.00%, 4/21/2026 (a)	14,555	12,935
4.90%, 4/21/2027 (a)	3,820	3,659
		28,071
Ground Transportation — 0.7%
Avis Budget Car Rental LLC 5.75%, 7/15/2027 (a)	1,810	1,705
Hertz Corp. (The) 4.63%, 12/1/2026 (a)	2,730	2,434
Triton Container International Ltd. (Bermuda) 2.05%, 4/15/2026 (a)	28,075	24,660
XPO, Inc.
6.25%, 6/1/2028 (a)	325	320
7.13%, 6/1/2031 (a)	330	327
		29,446
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP
3.88%, 4/1/2029 (a)	1,806	1,558
5.25%, 10/1/2029 (a)	1,812	1,550
		3,108
Health Care Providers & Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (a)	610	580
5.00%, 4/15/2029 (a)	100	92
Aetna, Inc. 2.80%, 6/15/2023	60	60
Community Health Systems, Inc.
5.63%, 3/15/2027 (a)	2,398	2,053
6.00%, 1/15/2029 (a)	1,644	1,326
5.25%, 5/15/2030 (a)	1,439	1,081
4.75%, 2/15/2031 (a)	1,214	872
DaVita, Inc. 4.63%, 6/1/2030 (a)	2,575	2,205
Encompass Health Corp. 4.75%, 2/1/2030	2,255	2,054
HCA, Inc. 5.20%, 6/1/2028	10,840	10,773
Tenet Healthcare Corp.
4.88%, 1/1/2026	2,250	2,176
6.25%, 2/1/2027	1,371	1,350
4.63%, 6/15/2028	455	423
4.25%, 6/1/2029	923	829
		25,874
Hotel & Resort REITs — 0.0% ^
RHP Hotel Properties LP 4.75%, 10/15/2027	1,464	1,356

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.6%
1011778 BC ULC (Canada) 3.88%, 1/15/2028 (a)	1,304	1,196
Boyne USA, Inc. 4.75%, 5/15/2029 (a)	1,248	1,115
Caesars Entertainment, Inc. 6.25%, 7/1/2025 (a)	956	953
Carnival Corp.
9.88%, 8/1/2027 (a)	2,081	2,148
4.00%, 8/1/2028 (a)	1,083	944
6.00%, 5/1/2029 (a)	1,119	930
Cedar Fair LP 5.25%, 7/15/2029	1,665	1,531
Gohl Capital Ltd. (Malaysia) 4.25%, 1/24/2027 (d)	5,000	4,679
Hilton Domestic Operating Co., Inc.
3.75%, 5/1/2029 (a)	1,030	909
4.00%, 5/1/2031 (a)	126	109
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028	390	348
4.50%, 6/15/2029 (a)	1,805	1,547
MGM Resorts International
5.75%, 6/15/2025	629	625
5.50%, 4/15/2027	1,192	1,141
Royal Caribbean Cruises Ltd.
11.63%, 8/15/2027 (a)	705	766
8.25%, 1/15/2029 (a)	647	681
9.25%, 1/15/2029 (a)	647	688
Six Flags Entertainment Corp. 5.50%, 4/15/2027 (a)	1,311	1,239
Station Casinos LLC 4.50%, 2/15/2028 (a)	1,850	1,646
Wynn Las Vegas LLC 5.50%, 3/1/2025 (a)	390	382
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (a)	1,900	1,695
		25,272
Household Durables — 0.1%
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (a)	1,292	1,140
Tempur Sealy International, Inc. 4.00%, 4/15/2029 (a)	1,892	1,610
		2,750
Household Products — 0.2%
Central Garden & Pet Co.
5.13%, 2/1/2028	1,010	949
4.13%, 10/15/2030	1,256	1,054
Energizer Holdings, Inc.
4.75%, 6/15/2028 (a)	1,350	1,201
4.38%, 3/31/2029 (a)	959	821
Spectrum Brands, Inc.
5.00%, 10/1/2029 (a)	840	750
5.50%, 7/15/2030 (a)	1,367	1,251
		6,026
Independent Power and Renewable Electricity Producers — 0.2%
Calpine Corp.
4.50%, 2/15/2028 (a)	580	528
5.13%, 3/15/2028 (a)	1,510	1,353

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Independent Power and Renewable Electricity Producers — continued
Constellation Energy Generation LLC 5.60%, 3/1/2028	6,570	6,711
Termocandelaria Power Ltd. (Colombia) 7.88%, 1/30/2029 (d)	1,317	1,166
		9,758
Insurance — 0.3%
Athene Global Funding
1.45%, 1/8/2026 (a)	6,929	6,109
2.95%, 11/12/2026 (a)	7,071	6,338
Reliance Standard Life Global Funding II 3.85%, 9/19/2023 (a)	45	45
		12,492
IT Services — 0.1%
Arches Buyer, Inc. 4.25%, 6/1/2028 (a)	1,100	932
Presidio Holdings, Inc. 4.88%, 2/1/2027 (a)	1,233	1,152
		2,084
Leisure Products — 0.0% ^
Vista Outdoor, Inc. 4.50%, 3/15/2029 (a)	1,000	819
Media — 0.8%
Altice Financing SA (Luxembourg)
5.00%, 1/15/2028 (a)	900	703
5.75%, 8/15/2029 (a)	1,363	1,039
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (a)	2,540	2,239
7.75%, 4/15/2028 (a)	832	620
CSC Holdings LLC 6.50%, 2/1/2029 (a)	5,165	4,067
Directv Financing LLC 5.88%, 8/15/2027 (a)	2,101	1,851
DISH DBS Corp.
5.88%, 11/15/2024	1,524	1,305
7.75%, 7/1/2026	3,285	1,885
5.25%, 12/1/2026 (a)	3,435	2,713
5.75%, 12/1/2028 (a)	1,045	758
Gray Escrow II, Inc. 5.38%, 11/15/2031 (a)	2,393	1,523
Gray Television, Inc. 7.00%, 5/15/2027 (a)	350	288
iHeartCommunications, Inc.
6.38%, 5/1/2026	1,315	998
8.38%, 5/1/2027	1,990	1,123
5.25%, 8/15/2027 (a)	430	302
News Corp. 3.88%, 5/15/2029 (a)	428	376
Nexstar Media, Inc. 4.75%, 11/1/2028 (a)	1,705	1,439
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (a)	565	394
Scripps Escrow, Inc. 5.88%, 7/15/2027 (a)	455	350
Sinclair Television Group, Inc. 5.13%, 2/15/2027 (a)	1,495	1,226
Sirius XM Radio, Inc.
4.00%, 7/15/2028 (a)	3,583	3,000
5.50%, 7/1/2029 (a)	908	793
Stagwell Global LLC 5.63%, 8/15/2029 (a)	2,103	1,805
Summer BC Bidco B LLC 5.50%, 10/31/2026 (a)	360	306

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
TEGNA, Inc.
4.63%, 3/15/2028	264	230
5.00%, 9/15/2029	400	343
Univision Communications, Inc. 4.50%, 5/1/2029 (a)	2,465	2,069
Videotron Ltd. (Canada) 5.13%, 4/15/2027 (a)	823	794
		34,539
Metals & Mining — 0.3%
Alcoa Nederland Holding BV 6.13%, 5/15/2028 (a)	2,150	2,110
ATI, Inc. 5.88%, 12/1/2027	1,312	1,250
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026 (a)	771	780
5.88%, 6/1/2027	670	646
Corp. Nacional del Cobre de Chile (Chile) 5.13%, 2/2/2033 (a)	200	198
CSN Inova Ventures (Brazil) 6.75%, 1/28/2028 (d)	3,150	2,905
FMG Resources August 2006 Pty. Ltd. (Australia) 4.50%, 9/15/2027 (a)	1,210	1,145
Novelis Corp. 4.75%, 1/30/2030 (a)	1,690	1,500
		10,534
Multi-Utilities — 0.1%
Puget Energy, Inc. 2.38%, 6/15/2028	4,515	3,944
Oil, Gas & Consumable Fuels — 2.0%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (a)	16,355	14,747
Antero Midstream Partners LP
7.88%, 5/15/2026 (a)	730	740
5.38%, 6/15/2029 (a)	762	701
Antero Resources Corp. 7.63%, 2/1/2029 (a)	675	687
APA Infrastructure Ltd. (Australia) 4.20%, 3/23/2025 (a)	3,088	3,014
Baytex Energy Corp. (Canada) 8.75%, 4/1/2027 (a)	560	566
Buckeye Partners LP
4.13%, 12/1/2027	530	464
4.50%, 3/1/2028 (a)	725	638
Chesapeake Energy Corp. 6.75%, 4/15/2029 (a)	1,764	1,725
Comstock Resources, Inc. 6.75%, 3/1/2029 (a)	2,411	2,107
Crestwood Midstream Partners LP 5.75%, 4/1/2025	1,506	1,477
DT Midstream, Inc. 4.13%, 6/15/2029 (a)	1,471	1,276
Ecopetrol SA (Colombia) 5.38%, 6/26/2026	2,000	1,901
Energean Israel Finance Ltd. (Israel)
4.50%, 3/30/2024 (d)	1,744	1,700
4.88%, 3/30/2026 (d)	1,363	1,252
Energy Transfer LP
4.05%, 3/15/2025	4,000	3,902
5.55%, 2/15/2028	3,200	3,208
EQM Midstream Partners LP
4.50%, 1/15/2029 (a)	1,252	1,094
4.75%, 1/15/2031 (a)	527	452
Genesis Energy LP 6.25%, 5/15/2026	1,923	1,826
Gray Oak Pipeline LLC 2.60%, 10/15/2025 (a)	14,782	13,628

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Greenko Dutch BV (India) 3.85%, 3/29/2026 (a)	3,892	3,431
Gulfport Energy Corp.
8.00%, 5/17/2026	23	23
8.00%, 5/17/2026 (a)	514	513
Gulfport Energy Operating Corp. 6.63%, 5/1/2023	660	—
Gulfport Energy Operating Corp., Escrow 6.00%, 10/15/2024	1,080	1
Leviathan Bond Ltd. (Israel)
6.13%, 6/30/2025 (d)	1,200	1,164
6.50%, 6/30/2027 (d)	1,850	1,755
NGL Energy Operating LLC 7.50%, 2/1/2026 (a)	440	420
NuStar Logistics LP
5.63%, 4/28/2027	1,155	1,093
6.38%, 10/1/2030	172	166
Peru LNG Srl (Peru) 5.38%, 3/22/2030 (d)	2,300	1,822
Petroleos Mexicanos (Mexico)
4.25%, 1/15/2025	1,800	1,681
4.50%, 1/23/2026	2,800	2,478
6.88%, 8/4/2026	3,950	3,592
6.49%, 1/23/2027	3,200	2,756
Range Resources Corp. 4.75%, 2/15/2030 (a)	680	614
Southwestern Energy Co.
5.38%, 2/1/2029	815	759
4.75%, 2/1/2032	337	292
Sunoco LP 4.50%, 5/15/2029	1,249	1,112
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (a)	1,164	1,161
6.00%, 12/31/2030 (a)	1,170	1,016
Venture Global LNG, Inc. 8.13%, 6/1/2028 (a)	431	433
		83,387
Passenger Airlines — 0.1%
American Airlines, Inc.
5.50%, 4/20/2026 (a)	2,925	2,871
5.75%, 4/20/2029 (a)	1,050	1,006
United Airlines, Inc. 4.38%, 4/15/2026 (a)	776	734
		4,611
Personal Care Products — 0.0% ^
Edgewell Personal Care Co. 5.50%, 6/1/2028 (a)	1,702	1,591
Pharmaceuticals — 0.3%
Bausch Health Cos., Inc.
5.75%, 8/15/2027 (a)	2,645	1,661
5.00%, 1/30/2028 (a)	4,019	1,766
4.88%, 6/1/2028 (a)	6,083	3,669
5.25%, 2/15/2031 (a)	420	178
Organon & Co.
4.13%, 4/30/2028 (a)	425	378

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Pharmaceuticals — continued
5.13%, 4/30/2031 (a)	537	456
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (a) (f) (g)	3,220	2,378
		10,486
Real Estate Management & Development — 0.1%
GLP Pte. Ltd. (Singapore) 3.88%, 6/4/2025 (d)	1,800	1,204
Realogy Group LLC 5.75%, 1/15/2029 (a)	905	654
Vanke Real Estate Hong Kong Co. Ltd. (China) 3.98%, 11/9/2027 (d)	2,600	2,243
		4,101
Semiconductors & Semiconductor Equipment — 0.5%
ams-OSRAM AG (Austria) 7.00%, 7/31/2025 (a)	1,255	1,098
Entegris, Inc. 4.38%, 4/15/2028 (a)	1,145	1,052
Microchip Technology, Inc. 4.25%, 9/1/2025	20,000	19,494
		21,644
Software — 0.3%
Clarivate Science Holdings Corp. 3.88%, 7/1/2028 (a)	1,860	1,643
NCR Corp.
5.75%, 9/1/2027 (a)	1,950	1,939
5.13%, 4/15/2029 (a)	1,653	1,446
Oracle Corp. 4.50%, 5/6/2028	6,110	5,968
		10,996
Specialized REITs — 0.1%
American Tower Corp. 3.00%, 6/15/2023	110	110
Crown Castle, Inc. 5.00%, 1/11/2028	2,125	2,108
Iron Mountain, Inc. 4.88%, 9/15/2027 (a)	689	644
		2,862
Specialty Retail — 0.5%
Advance Auto Parts, Inc. 5.95%, 3/9/2028	5,360	5,450
Asbury Automotive Group, Inc. 4.50%, 3/1/2028	1,340	1,222
Bath & Body Works, Inc.
5.25%, 2/1/2028	430	409
7.50%, 6/15/2029	895	905
6.88%, 11/1/2035	1,190	1,078
Gap, Inc. (The) 3.63%, 10/1/2029 (a)	1,585	1,115
Group 1 Automotive, Inc. 4.00%, 8/15/2028 (a)	1,036	907
Lithia Motors, Inc.
4.63%, 12/15/2027 (a)	849	786
3.88%, 6/1/2029 (a)	1,030	887
PetSmart, Inc. 4.75%, 2/15/2028 (a)	2,881	2,666
SRS Distribution, Inc. 4.63%, 7/1/2028 (a)	1,815	1,602
Staples, Inc.
7.50%, 4/15/2026 (a)	1,902	1,563
10.75%, 4/15/2027 (a)	750	460
		19,050

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Technology Hardware, Storage & Peripherals — 0.0% ^
Seagate HDD Cayman
8.25%, 12/15/2029 (a)	304	311
4.13%, 1/15/2031	1,060	864
8.50%, 7/15/2031 (a)	76	78
		1,253
Tobacco — 0.4%
BAT Capital Corp. (United Kingdom)
2.79%, 9/6/2024	9,615	9,265
4.70%, 4/2/2027	2,760	2,693
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	5,320	4,794
		16,752
Trading Companies & Distributors — 0.4%
Air Lease Corp.
2.30%, 2/1/2025	12,700	11,977
3.38%, 7/1/2025	3,960	3,756
Herc Holdings, Inc. 5.50%, 7/15/2027 (a)	795	755
United Rentals North America, Inc.
4.88%, 1/15/2028	614	586
5.25%, 1/15/2030	500	474
WESCO Distribution, Inc. 7.13%, 6/15/2025 (a)	739	744
		18,292
Wireless Telecommunication Services — 0.1%
Hughes Satellite Systems Corp. 6.63%, 8/1/2026	1,811	1,673
Kenbourne Invest SA (Chile) 6.88%, 11/26/2024 (d)	2,547	2,044
Vodafone Group plc (United Kingdom) 4.13%, 5/30/2025	135	132
		3,849
Total Corporate Bonds (Cost $1,737,638)		1,598,194
Asset-Backed Securities — 17.9%
ACC Trust Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	8,086	7,937
Accelerated LLC Series 2021-1H, Class B, 1.90%, 10/20/2040 (a)	2,301	2,078
ACM Auto Trust Series 2023-1A, Class B, 7.26%, 1/22/2030 (a)	3,400	3,386
American Credit Acceptance Receivables Trust
Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	140	139
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	577	573
Series 2019-4, Class E, 3.85%, 12/12/2025 (a)	3,340	3,306
Series 2020-1, Class E, 3.32%, 3/13/2026 (a)	7,550	7,446
Series 2020-3, Class E, 3.88%, 8/13/2026 (a)	5,700	5,593
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	5,614	5,390
Series 2021-1, Class E, 2.29%, 3/15/2027 (a)	8,040	7,715
Series 2021-2, Class D, 1.34%, 7/13/2027 (a)	8,400	7,949
Series 2022-4, Class C, 7.86%, 2/15/2029 (a)	2,450	2,511
Series 2023-1, Class D, 6.35%, 4/12/2029 (a)	2,000	1,995
Americredit Automobile Receivables Trust Series 2019-1, Class C, 3.36%, 2/18/2025	79	79

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
AMSR Trust
Series 2021-SFR1, Class C, 2.35%, 6/17/2038 (a) (h)	581	492
Series 2021-SFR3, Class E1, 2.33%, 10/17/2038 (a)	2,700	2,305
Series 2021-SFR3, Class E2, 2.43%, 10/17/2038 (a)	5,500	4,652
Series 2021-SFR4, Class E1, 2.97%, 12/17/2038 (a)	1,821	1,557
Amur Equipment Finance Receivables X LLC Series 2022-1A, Class D, 2.91%, 8/21/2028 (a)	3,210	2,878
Aqua Finance Trust
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	1,151	1,068
Series 2021-A, Class B, 2.40%, 7/17/2046 (a)	2,187	1,804
AREIT Trust Series 2021-CRE5, Class C, 7.36%, 11/17/2038 ‡ (a) (h)	20,131	18,868
Atlas Senior Loan Fund (Cayman Islands) Series 2019-13A, Class A1NR, 6.35%, 4/22/2031 (a) (h)	5,550	5,431
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (a)	1,524	1,441
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (a)	7,756	7,135
BXMT Ltd.
Series 2021-FL4, Class A, 6.16%, 5/15/2038 (a) (h)	3,000	2,857
Series 2021-FL4, Class C, 6.86%, 5/15/2038 (a) (h)	1,750	1,564
CarNow Auto Receivables Trust
Series 2021-1A, Class C, 2.16%, 2/17/2026 (a)	1,741	1,717
Series 2021-2A, Class D, 2.25%, 3/15/2027 (a)	7,190	6,610
Series 2022-1A, Class D, 5.79%, 9/15/2027 (a)	6,145	6,014
CARS-DB4 LP
Series 2020-1A, Class A4, 3.19%, 2/15/2050 (a)	1,485	1,389
Series 2020-1A, Class B1, 4.17%, 2/15/2050 (a)	1,500	1,400
Carvana Auto Receivables Trust
Series 2019-4A, Class D, 3.07%, 7/15/2025 (a)	1,202	1,189
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	3,182	3,140
Cascade MH Asset Trust Series 2019-MH1, Class A, 4.00%, 11/25/2044 (a) (h)	3,360	3,159
CF Hippolyta Issuer LLC Series 2021-1A, Class B1, 1.98%, 3/15/2061 (a)	2,243	1,913
CIFC Funding Ltd. (Cayman Islands) Series 2012-2RA, Class A1, 6.05%, 1/20/2028 (a) (h)	276	274
Continental Finance Credit Card ABS Master Trust Series 2021-A, Class A, 2.55%, 12/17/2029 (a)	3,100	2,856
CPS Auto Receivables Trust
Series 2019-D, Class E, 3.86%, 10/15/2025 (a)	13,013	12,721
Series 2020-A, Class E, 4.09%, 12/15/2025 (a)	2,000	1,965
Series 2019-A, Class E, 5.81%, 3/16/2026 (a)	7,964	7,954
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	3,316	3,256
Series 2021-A, Class D, 1.16%, 12/15/2026 (a)	2,875	2,753
Series 2020-C, Class E, 4.22%, 5/17/2027 (a)	18,450	17,775
Series 2021-D, Class D, 2.31%, 12/15/2027 (a)	15,550	14,421
Series 2022-A, Class D, 2.84%, 4/16/2029 (a)	11,479	10,567
Credit Acceptance Auto Loan Trust
Series 2021-2A, Class B, 1.26%, 4/15/2030 (a)	6,000	5,672
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,317
Series 2021-3A, Class C, 1.63%, 9/16/2030 (a)	2,500	2,306
Series 2023-2A, Class B, 6.61%, 7/15/2033 (a)	2,250	2,249
Series 2023-1A, Class C, 7.71%, 7/15/2033 (a)	6,500	6,610
Diamond Resorts Owner Trust Series 2021-1A, Class C, 2.70%, 11/21/2033 (a)	421	384
Driven Brands Funding LLC Series 2021-1A, Class A2, 2.79%, 10/20/2051 (a)	11,116	9,161

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
DT Auto Owner Trust
Series 2020-3A, Class D, 1.84%, 6/15/2026 (a)	1,750	1,648
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	1,567	1,466
Series 2021-2A, Class D, 1.50%, 2/16/2027 (a)	3,611	3,366
Series 2020-1A, Class E, 3.48%, 2/16/2027 (a)	10,000	9,662
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	18,750	17,020
Series 2021-4A, Class D, 1.99%, 9/15/2027 (a)	7,714	7,095
Elara HGV Timeshare Issuer LLC Series 2021-A, Class B, 1.74%, 8/27/2035 (a)	2,974	2,657
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (a)	266	263
Series 2020-3A, Class E, 3.44%, 8/17/2026 (a)	4,203	4,024
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	810	795
Series 2019-4A, Class E, 3.56%, 10/15/2026 (a)	13,000	12,587
Series 2021-1A, Class D, 1.08%, 11/16/2026	5,391	5,128
Series 2020-1A, Class E, 3.74%, 1/15/2027 (a)	865	837
Series 2021-2A, Class D, 1.40%, 4/15/2027	13,533	12,542
Series 2021-4A, Class D, 1.96%, 1/17/2028	15,065	13,938
First Investors Auto Owner Trust Series 2021-1A, Class C, 1.17%, 3/15/2027 (a)	2,250	2,133
FirstKey Homes Trust Series 2021-SFR3, Class E1, 2.99%, 12/17/2038 (a)	6,000	5,252
Flagship Credit Auto Trust Series 2021-1, Class D, 1.27%, 3/15/2027 (a)	4,361	3,989
Foundation Finance Trust Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	8,752	7,758
FREED ABS Trust Series 2021-3FP, Class B, 1.01%, 11/20/2028 (a)	271	270
FRTKL
Series 2021-SFR1, Class D, 2.17%, 9/17/2038 (a)	6,762	5,796
Series 2021-SFR1, Class E1, 2.37%, 9/17/2038 (a)	3,750	3,176
GLS Auto Receivables Issuer Trust
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	3,000	2,859
Series 2021-3A, Class D, 1.48%, 7/15/2027 (a)	9,800	8,941
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	10,834	9,968
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (a)	9,656	8,036
Series 2021-3, Class E1, 3.20%, 1/17/2041 (a)	464	385
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	5,138	4,913
Lendingpoint Asset Securitization Trust
Series 2021-A, Class B, 1.46%, 12/15/2028 (a)	247	247
Series 2022-A, Class C, 2.82%, 6/15/2029 (a)	11,700	11,178
LendingPoint Asset Securitization Trust
Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	3,230	3,207
Series 2020-REV1, Class B, 4.49%, 10/15/2028 (a)	10,356	10,162
LendingPoint Pass-Through Trust Series 2022-ST1, Class A, 2.50%, 3/15/2028 (a)	1,297	1,243
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (a)	2,750	2,316
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,444	3,816
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (a)	8,821	8,856
Mariner Finance Issuance Trust Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	6,885	6,105
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (a)	3,667	3,663
Morgan Stanley ABS Capital I, Inc. Trust Series 2004-SD1, Class A, 5.94%, 8/25/2034 (h)	186	182
New Residential Mortgage Loan Trust Series 2022-SFR1, Class E1, 3.55%, 2/17/2039 (a)	2,730	2,332

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Newark BSL CLO 2 Ltd. (Cayman Islands) Series 2017-1A, Class A1R, 6.23%, 7/25/2030 (a) (h)	7,169	7,078
NMEF Funding LLC Series 2021-A, Class B, 1.85%, 12/15/2027 (a)	2,416	2,347
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	10,293	9,244
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	6,134	5,561
Octane Receivables Trust Series 2023-1A, Class C, 6.37%, 9/20/2029 (a)	1,709	1,701
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	3,793	3,616
Oportun Issuance Trust Series 2021-B, Class A, 1.47%, 5/8/2031 (a)	4,384	3,979
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	665	662
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	7,383	7,042
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	1,067	1,054
Pagaya AI Debt Trust Series 2023-1, Class A, 7.56%, 7/15/2030 (a)	1,428	1,430
Pawneee Equipment Receivables LLC Series 2021-1, Class B, 1.82%, 7/15/2027 (a)	2,066	1,924
PFP Ltd. (Cayman Islands) Series 2021-7, Class C, 6.76%, 4/14/2038 (a) (h)	3,333	3,072
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (f)	3,719	3,430
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (a) (f)	3,429	3,197
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (a) (h)	4,671	4,311
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (f)	5,246	4,854
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (a) (f)	7,985	7,470
Progress Residential Series 2021-SFR1, Class D, 1.81%, 4/17/2038 (a)	3,171	2,757
Progress Residential Trust
Series 2021-SFR6, Class C, 1.86%, 7/17/2038 (a)	6,250	5,450
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	6,500	5,541
Regional Management Issuance Trust Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	5,728	5,291
Santander Consumer Auto Receivables Trust Series 2021-AA, Class D, 1.57%, 1/15/2027 (a)	1,500	1,374
Santander Revolving Auto Loan Trust Series 2019-A, Class D, 3.45%, 1/26/2032 (a)	2,390	2,235
SCF Equipment Leasing LLC Series 2022-2A, Class C, 6.50%, 8/20/2032 (a)	2,250	2,233
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class B, 1.34%, 11/20/2037 (a)	543	501
Series 2021-1A, Class C, 1.79%, 11/20/2037 (a)	483	443
Stonepeak ABS Series 2021-1A, 3.82%, 2/28/2033 ‡ (a)	3,554	3,053
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2017-1A, Class AR, 6.19%, 7/15/2030 (a) (h)	9,454	9,322
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	525	521
Tricon Residential Trust Series 2021-SFR1, Class E1, 2.79%, 7/17/2038 (a)	3,760	3,343
United Auto Credit Securitization Trust Series 2021-1, Class D, 1.14%, 6/10/2026 (a)	11,228	11,056
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	1,806	1,717
Series 2021-ST7, Class A, 1.85%, 9/20/2029 (a)	1,815	1,737
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	5,565	5,310
Series 2022-ST1, Class A, 2.60%, 3/20/2030 (a)	6,005	5,727
Upstart Securitization Trust
Series 2021-2, Class A, 0.91%, 6/20/2031 (a)	172	171
Series 2021-2, Class B, 1.75%, 6/20/2031 (a)	6,943	6,751
Series 2021-4, Class B, 1.84%, 9/20/2031 (a)	8,998	8,430
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	13,000	12,157

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
US Auto Funding Series 2021-1A, Class B, 1.49%, 3/17/2025 (a)	1,417	1,399
Vantage Data Centers Issuer LLC Series 2019-1A, Class A2, 3.19%, 7/15/2044 (a)	674	649
VCAT LLC
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (f)	8,239	7,674
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 (a) (f)	6,095	5,634
Venture CLO Ltd. (Cayman Islands) Series 2019-36A, Class A1AR, 6.38%, 4/20/2032 (a) (h)	11,936	11,705
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (a) (f)	3,509	3,226
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 (a) (f)	6,322	5,812
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 (a) (f)	3,266	2,797
VOLT CV LLC Series 2021-CF2, Class A1, 2.49%, 11/27/2051 (a) (f)	6,303	5,810
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (a) (f)	4,322	3,964
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (f)	3,008	2,736
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 (a) (f)	9,956	9,068
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (a) (f)	7,050	6,535
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (a) (f)	5,747	5,395
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (a) (f)	4,148	3,915
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (a) (f)	5,117	4,706
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	518	505
Westlake Automobile Receivables Trust
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	1,700	1,690
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	13,000	12,450
Series 2019-3A, Class F, 4.72%, 4/15/2026 (a)	2,000	1,990
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	5,000	4,624
Series 2021-3A, Class E, 3.42%, 4/15/2027 (a)	15,000	13,552
Series 2023-1A, Class D, 6.79%, 11/15/2028 (a)	3,000	3,012
Total Asset-Backed Securities (Cost $785,408)		733,672
U.S. Treasury Obligations — 13.3%
U.S. Treasury Notes
3.25%, 8/31/2024	1,420	1,391
4.63%, 2/28/2025	4,027	4,030
3.88%, 3/31/2025	4,085	4,038
3.00%, 7/15/2025	112,462	109,378
3.50%, 9/15/2025	31,001	30,483
4.50%, 11/15/2025	35,739	35,969
4.00%, 12/15/2025	10,950	10,906
3.88%, 1/15/2026	20,325	20,183
4.00%, 2/15/2026	21,305	21,235
4.63%, 3/15/2026	105,169	106,664
0.75%, 3/31/2026	7,470	6,818
3.75%, 4/15/2026	105,335	104,413
1.50%, 1/31/2027	24,220	22,212
1.88%, 2/28/2027	8,285	7,694
2.50%, 3/31/2027	12,235	11,621
2.75%, 4/30/2027	2,650	2,538
3.25%, 6/30/2027	3,140	3,064
2.75%, 7/31/2027	36,395	34,808
4.13%, 10/31/2027	215	217

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
3.50%, 1/31/2028	1,690	1,667
4.00%, 2/29/2028	3,538	3,569
3.63%, 3/31/2028	555	551
2.38%, 5/15/2029	985	912
Total U.S. Treasury Obligations (Cost $553,409)		544,361
Mortgage-Backed Securities — 12.7%
FHLMC
Pool # 841360, ARM, 4.10%, 11/1/2046 (h)	23,065	23,064
Pool # 841368, ARM, 3.11%, 9/1/2047 (h)	9,855	9,854
FHLMC Gold Pools, 15 Year Pool # G18528, 3.50%, 10/1/2029	2,216	2,147
FHLMC Gold Pools, 20 Year Pool # C91649, 3.00%, 4/1/2033	31	29
FHLMC Gold Pools, 30 Year Pool # G61879, 4.50%, 3/1/2047	173	172
FHLMC UMBS, 10 Year
Pool # RD5034, 2.00%, 9/1/2030	26,005	23,961
Pool # RD5053, 2.00%, 3/1/2031	16,528	15,210
FHLMC UMBS, 15 Year
Pool # SB0041, 3.50%, 7/1/2034	2,340	2,255
Pool # SB0725, 4.00%, 8/1/2037	22,366	21,786
Pool # SB8184, 4.00%, 10/1/2037	11,440	11,117
Pool # SB8189, 4.00%, 11/1/2037	20,491	19,913
Pool # SB8222, 4.50%, 4/1/2038	35,404	34,892
FHLMC UMBS, 30 Year
Pool # ZS9524, 3.50%, 1/1/2044	11,059	10,432
Pool # SD0057, 3.50%, 5/1/2048	4,510	4,254
Pool # ZT1703, 4.00%, 1/1/2049	12,593	12,092
Pool # SD8233, 5.00%, 7/1/2052	7,946	7,832
FNMA UMBS, 15 Year
Pool # BM4202, 3.50%, 12/1/2029	3,609	3,494
Pool # AL9552, 3.50%, 8/1/2031	250	241
Pool # AS9697, 3.50%, 5/1/2032	85	82
Pool # FM1156, 2.50%, 4/1/2033	6,906	6,458
Pool # MA4361, 2.50%, 6/1/2036	8,715	8,036
Pool # FS1563, 2.50%, 7/1/2036	3,778	3,484
Pool # MA4640, 3.50%, 6/1/2037	10,455	10,023
Pool # FS2930, 4.00%, 9/1/2037	12,350	12,002
Pool # MA4776, 4.00%, 10/1/2037	8,919	8,677
FNMA UMBS, 20 Year
Pool # MA1446, 3.50%, 5/1/2033	150	143
Pool # MA1527, 3.00%, 8/1/2033	96	89
Pool # MA1921, 3.50%, 6/1/2034	5,061	4,827
Pool # CA1791, 3.50%, 2/1/2038	9,486	9,046
Pool # FM3075, 3.50%, 11/1/2039	25,957	25,032
Pool # CA8310, 2.50%, 12/1/2040	13,937	12,370
FNMA UMBS, 30 Year
Pool # AB1463, 4.00%, 9/1/2040	5,593	5,438
Pool # FM2972, 4.00%, 12/1/2044	28,809	27,858
Pool # AL7453, 4.00%, 2/1/2045	3,675	3,589

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AS7039, 4.50%, 4/1/2046	796	791
Pool # FS2237, 4.00%, 10/1/2046	56,520	54,658
Pool # FS1847, 4.00%, 1/1/2049	8,758	8,409
Pool # FS1891, 4.00%, 1/1/2050	28,861	27,596
Pool # FS0085, 4.00%, 11/1/2050	15,174	14,571
Pool # MA4842, 5.50%, 12/1/2052	8,416	8,434
FNMA, Other
Pool # BF0125, 4.00%, 7/1/2056	9,072	8,587
Pool # BF0144, 3.50%, 10/1/2056	5,318	4,912
Pool # BF0184, 4.00%, 2/1/2057	2,734	2,588
Pool # BF0263, 3.50%, 5/1/2058	5,505	5,085
GNMA II, 30 Year
Pool # MA8201, 4.50%, 8/20/2052	25,110	24,406
Pool # MA8429, 5.50%, 11/20/2052	21,587	21,589
Total Mortgage-Backed Securities (Cost $545,217)		521,525
Commercial Mortgage-Backed Securities — 7.6%
Ashford Hospitality Trust Series 2018-KEYS, Class B, 6.56%, 6/15/2035 (a) (h)	600	579
BHMS Series 2018-ATLS, Class A, 6.36%, 7/15/2035 (a) (h)	500	486
BX
Series 2021-MFM1, Class D, 6.67%, 1/15/2034 (a) (h)	1,809	1,749
Series 2021-MFM1, Class E, 7.42%, 1/15/2034 (a) (h)	2,302	2,209
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 7.26%, 12/15/2037 (a) (h)	200	194
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036 (a) (h)	400	397
Series 2019-PRM, Class C, 3.90%, 5/10/2036 (a)	1,750	1,725
Series 2019-PRM, Class D, 4.35%, 5/10/2036 (a)	2,144	2,118
Series 2019-PRM, Class E, 4.73%, 5/10/2036 (a) (h)	1,000	990
Series 2014-GC23, Class C, 4.43%, 7/10/2047 (h)	5,000	4,526
Series 2015-GC27, Class B, 3.77%, 2/10/2048	3,900	3,609
Series 2015-GC27, Class C, 4.42%, 2/10/2048 (h)	10,337	9,383
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (h)	3,600	3,259
Series 2015-GC31, Class C, 4.04%, 6/10/2048 (h)	530	442
Series 2015-GC33, Class B, 4.57%, 9/10/2058 (h)	3,500	3,217
Commercial Mortgage Trust
Series 2020-CBM, Class D, 3.63%, 2/10/2037 (a) (h)	3,370	3,059
Series 2014-CR14, Class B, 4.59%, 2/10/2047 (h)	4,523	4,302
Series 2014-UBS3, Class B, 4.31%, 6/10/2047	2,000	1,915
Series 2014-CR19, Class D, 4.70%, 8/10/2047 (a) (h)	3,291	2,790
Series 2014-UBS5, Class C, 4.61%, 9/10/2047 (h)	2,750	2,375
Series 2014-CR20, Class C, 4.45%, 11/10/2047 (h)	1,000	869
Series 2014-CR21, Class D, 3.92%, 12/10/2047 (a) (h)	4,000	3,230
Series 2015-CR23, Class D, 4.30%, 5/10/2048 (h)	2,000	1,538
Series 2015-LC21, Class D, 4.33%, 7/10/2048 (h)	1,000	806
Series 2015-CR25, Class B, 4.52%, 8/10/2048 (h)	5,899	5,519
Series 2015-CR26, Class B, 4.47%, 10/10/2048 (h)	2,550	2,364
Series 2015-PC1, Class B, 4.29%, 7/10/2050 (h)	3,150	2,872
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class B, 6.34%, 5/15/2036 (a) (h)	1,197	1,185

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
CSAIL Commercial Mortgage Trust Series 2015-C4, Class E, 3.56%, 11/15/2048 (h)	2,973	2,210
FHLMC, Multi-Family Structured Credit Risk Series 2021-MN1, Class M1, 6.97%, 1/25/2051 (a) (h)	489	468
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K034, Class X1, IO, 0.07%, 7/25/2023 (h)	106,996	5
Series K033, Class X1, IO, 0.26%, 7/25/2023 (h)	22,764	—
Series KC03, Class X1, IO, 0.48%, 11/25/2024 (h)	55,268	492
Series KC06, Class X1, IO, 0.88%, 6/25/2026 (h)	35,509	511
Series K734, Class X3, IO, 2.17%, 7/25/2026 (h)	35,700	1,950
Series KC05, Class X1, IO, 1.21%, 6/25/2027 (h)	27,887	782
Series K068, Class X1, IO, 0.42%, 8/25/2027 (h)	235,342	3,613
Series K739, Class X1, IO, 1.21%, 9/25/2027 (h)	64,085	2,519
Series K078, Class X1, IO, 0.08%, 6/25/2028 (h)	49,220	280
Series K090, Class X3, IO, 2.31%, 10/25/2029 (h)	32,598	3,550
Series K112, Class X1, IO, 1.43%, 5/25/2030 (h)	24,896	1,970
Series K723, Class X3, IO, 3.78%, 10/25/2034 (h)	7,401	46
Series Q012, Class X, IO, 4.09%, 9/25/2035 (h)	12,713	2,416
Series K068, Class X3, IO, 2.06%, 10/25/2044 (h)	3,368	254
Series K059, Class X3, IO, 1.92%, 11/25/2044 (h)	5,700	312
Series K061, Class X3, IO, 1.98%, 12/25/2044 (h)	2,775	159
Series K070, Class X3, IO, 2.04%, 12/25/2044 (h)	16,537	1,239
Series K072, Class X3, IO, 2.14%, 12/25/2045 (h)	1,200	96
Series K087, Class X3, IO, 2.32%, 1/25/2046 (h)	14,050	1,433
Series K097, Class X3, IO, 2.02%, 9/25/2046 (h)	20,477	2,014
Series K082, Class X3, IO, 2.21%, 10/25/2046 (h)	8,701	839
Series K104, Class X3, IO, 1.90%, 2/25/2047 (h)	25,300	2,371
Series K088, Class X3, IO, 2.35%, 2/25/2047 (h)	9,575	1,031
Series K735, Class X3, IO, 2.15%, 5/25/2047 (h)	40,532	2,163
Series K093, Class X3, IO, 2.21%, 5/25/2047 (h)	50,000	5,215
Series K092, Class X3, IO, 2.25%, 5/25/2047 (h)	39,434	4,198
Series K095, Class X3, IO, 2.10%, 8/25/2047 (h)	25,000	2,528
Series K736, Class X3, IO, 2.01%, 9/25/2047 (h)	50,000	2,635
Series K099, Class X3, IO, 1.95%, 10/25/2047 (h)	13,745	1,294
Series K105, Class X3, IO, 1.92%, 3/25/2048 (h)	40,058	4,137
Series K111, Class X3, IO, 3.18%, 4/25/2048 (h)	15,644	2,656
Series K110, Class X3, IO, 3.40%, 6/25/2048 (h)	15,544	2,773
Series K114, Class X3, IO, 2.74%, 8/25/2048 (h)	10,750	1,564
Series K115, Class X3, IO, 2.96%, 9/25/2048 (h)	21,273	3,376
Series K125, Class X3, IO, 2.65%, 2/25/2049 (h)	15,690	2,329
FNMA ACES
Series 2020-M10, Class X1, IO, 1.78%, 12/25/2030 (h)	46,650	3,834
Series 2019-M21, Class X2, IO, 1.30%, 2/25/2031 (h)	29,273	2,065
Series 2020-M37, Class X, IO, 1.03%, 4/25/2032 (h)	69,949	3,602
FREMF Series 2018-KF46, Class B, 7.01%, 3/25/2028 (a) (h)	151	137
FREMF Mortgage Trust
Series 2017-K727, Class C, 3.74%, 7/25/2024 (a) (h)	2,000	1,931
Series 2017-KF36, Class B, 7.71%, 8/25/2024 (a) (h)	2,170	2,118
Series 2017-KF34, Class B, 7.76%, 8/25/2024 (a) (h)	2,974	2,936
Series 2017-KF38, Class B, 7.56%, 9/25/2024 (a) (h)	59	57

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2017-KF39, Class B, 7.56%, 11/25/2024 (a) (h)	99	97
Series 2018-KF42, Class B, 7.26%, 12/25/2024 (a) (h)	968	943
Series 2018-KF53, Class B, 7.11%, 10/25/2025 (h)	369	356
Series 2019-KC03, Class B, 4.38%, 1/25/2026 (a) (h)	5,000	4,713
Series 2019-KF60, Class B, 7.41%, 2/25/2026 (a) (h)	1,121	1,079
Series 2019-KF62, Class B, 7.11%, 4/25/2026 (a) (h)	230	221
Series 2019-KC06, Class B, 3.82%, 9/25/2026 (a) (h)	7,600	6,851
Series 2013-K34, Class B, 3.76%, 9/25/2046 (a) (h)	1,000	994
Series 2014-K40, Class C, 4.07%, 11/25/2047 (a) (h)	2,000	1,936
Series 2017-K726, Class C, 4.01%, 7/25/2049 (a) (h)	2,300	2,233
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (h)	200	193
Series 2017-K729, Class C, 3.67%, 11/25/2049 (a) (h)	3,000	2,879
Series 2018-K730, Class C, 3.80%, 2/25/2050 (a) (h)	3,000	2,874
Series 2017-K728, Class B, 3.65%, 11/25/2050 (a) (h)	1,825	1,764
GNMA
Series 2015-115, IO, 0.48%, 7/16/2057 (h)	1,598	32
Series 2017-54, IO, 0.68%, 12/16/2058 (h)	3,841	140
Series 2017-23, IO, 0.61%, 5/16/2059 (h)	1,303	43
GS Mortgage Securities Trust
Series 2013-GC10, Class C, 4.29%, 2/10/2046 (a) (h)	2,246	2,151
Series 2013-GC12, Class E, 3.25%, 6/10/2046 (a)	387	369
Series 2017-GS5, Class D, 3.51%, 3/10/2050 (a) (h)	2,250	1,381
Series 2015-GC30, Class C, 4.07%, 5/10/2050 (h)	3,695	3,257
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 (a)	3,500	3,237
JPMBB Commercial Mortgage Securities Trust
Series 2014-C19, Class C, 4.63%, 4/15/2047 (h)	2,000	1,883
Series 2015-C30, Class C, 4.23%, 7/15/2048 (h)	7,732	6,619
Series 2015-C31, Class B, 4.62%, 8/15/2048 (h)	4,410	4,089
Series 2015-C31, Class C, 4.62%, 8/15/2048 (h)	3,360	2,933
Series 2016-C1, Class D1, 4.20%, 3/17/2049 (a) (h)	4,600	3,728
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.50%, 3/15/2050 (a) (h)	3,725	2,507
JPMorgan Chase Commercial Mortgage Securities Trust Series 2013-C16, Class D, 5.01%, 12/15/2046 (a) (h)	1,165	1,079
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, 6.17%, 12/15/2037 (a) (h)	1,125	1,086
Series 2021-KDIP, Class D, 6.42%, 12/15/2037 (a) (h)	825	792
Series 2021-KDIP, Class E, 6.72%, 12/15/2037 (a) (h)	750	718
KNDL Mortgage Trust Series 2019-KNSQ, Class A, 6.06%, 5/15/2036 (a) (h)	950	943
Life Mortgage Trust Series 2021-BMR, Class C, 6.27%, 3/15/2038 (a) (h)	2,757	2,650
MHC Commercial Mortgage Trust Series 2021-MHC, Class D, 6.77%, 4/15/2038 (a) (h)	2,250	2,171
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C14, Class D, 5.06%, 2/15/2047 (a) (h)	1,627	1,553
Series 2014-C15, Class C, 4.89%, 4/15/2047 (h)	300	283
Series 2014-C17, Class C, 4.48%, 8/15/2047 (h)	5,411	5,073
Series 2014-C17, Class D, 4.73%, 8/15/2047 (a) (h)	2,000	1,702
Series 2014-C18, Class B, 4.43%, 10/15/2047 (h)	6,000	5,707
Series 2014-C18, Class C, 4.48%, 10/15/2047 (h)	4,366	4,054
Series 2015-C20, Class C, 4.45%, 2/15/2048 (h)	5,400	4,927
Series 2015-C24, Class D, 3.26%, 5/15/2048 (a)	3,150	2,424

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-C24, Class C, 4.32%, 5/15/2048 (h)	2,060	1,752
Series 2016-C31, Class B, 3.88%, 11/15/2049 (h)	2,577	2,192
Series 2015-C23, Class D, 4.14%, 7/15/2050 (a) (h)	2,000	1,648
Morgan Stanley Capital I Trust
Series 2018-SUN, Class B, 6.31%, 7/15/2035 (a) (h)	250	246
Series 2015-MS1, Class B, 4.02%, 5/15/2048 (h)	5,450	5,019
Series 2020-HR8, Class XA, IO, 1.84%, 7/15/2053 (h)	21,107	2,050
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (a)	6,960	6,372
Series 2019-PARK, Class B, 2.72%, 12/15/2036 (a)	6,000	5,399
Series 2019-PARK, Class D, 2.72%, 12/15/2036 (a)	2,000	1,756
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (a)	7,500	6,401
SG Commercial Mortgage Securities Trust Series 2016-C5, Class B, 3.93%, 10/10/2048	275	233
STWD Mortgage Trust (Cayman Islands)
Series 2021-LIH, Class B, 6.76%, 11/15/2036 (a) (h)	3,600	3,447
Series 2021-LIH, Class C, 7.06%, 11/15/2036 (a) (h)	2,200	2,084
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (a) (h)	1,078	1,029
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (h)	4,079	3,409
Wells Fargo Commercial Mortgage Trust
Series 2015-C27, Class C, 3.89%, 2/15/2048	2,500	2,163
Series 2015-C29, Class C, 4.22%, 6/15/2048 (h)	3,750	3,388
Series 2018-C43, Class A3, 3.75%, 3/15/2051	831	778
Series 2015-LC22, Class D, 4.55%, 9/15/2058 (h)	10,106	8,114
WFRBS Commercial Mortgage Trust
Series 2013-C11, Class B, 3.71%, 3/15/2045 (h)	73	63
Series 2014-C22, Class C, 3.76%, 9/15/2057 (h)	8,583	7,517
Series 2014-C22, Class D, 3.91%, 9/15/2057 (a) (h)	1,000	749
Series 2014-C22, Class B, 4.37%, 9/15/2057 (h)	3,000	2,763
Total Commercial Mortgage-Backed Securities (Cost $357,122)		313,051
Collateralized Mortgage Obligations — 5.0%
Alternative Loan Trust
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	155	139
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	118	112
Angel Oak Mortgage Trust
Series 2019-5, Class A3, 2.92%, 10/25/2049 (a) (h)	465	443
Series 2019-5, Class B1, 3.96%, 10/25/2049 (a) (h)	1,060	903
Angel Oak Mortgage Trust I LLC Series 2018-3, Class B1, 5.04%, 9/25/2048 (a) (h)	4,000	3,598
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (f)	6,829	6,758
Arroyo Mortgage Trust
Series 2019-1, Class A1, 3.80%, 1/25/2049 (a) (h)	84	79
Series 2019-2, Class A3, 3.80%, 4/25/2049 (a) (h)	197	184
CFMT LLC
Series 2021-HB5, Class M1, 1.37%, 2/25/2031 ‡ (a) (h)	2,550	2,376
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (h)	3,000	2,764
CHL Mortgage Pass-Through Trust
Series 2005-J2, Class 3A8, 5.50%, 8/25/2035	552	355

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-HYB2, Class 2A1B, 3.78%, 4/20/2036 (h)	86	74
CIM Trust Series 2019-INV2, Class A11, 5.97%, 5/25/2049 (a) (h)	86	83
Connecticut Avenue Securities Trust
Series 2019-R07, Class 1M2, 7.24%, 10/25/2039 (a) (h)	124	124
Series 2021-R03, Class 1M2, 6.62%, 12/25/2041 (a) (h)	9,450	9,158
CSFB Mortgage-Backed Pass-Through Certificates Series 2005-9, Class 1A2, 5.25%, 10/25/2035	779	702
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (h)	4,681	4,353
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-3, Class 2A1, 5.89%, 10/25/2047 (h)	685	554
FHLMC STACR REMIC Trust Series 2020-HQA3, Class B1, 10.89%, 7/25/2050 (a) (h)	7,080	7,591
FHLMC, REMIC
Series 3036, Class NE, 5.00%, 9/15/2035	92	92
Series 3294, Class NE, 5.50%, 3/15/2037	189	194
Series 3820, Class GJ, 3.50%, 12/15/2039	1	1
Series 3878, Class PL, 4.50%, 11/15/2040	12,228	12,147
Series 4012, Class GS, IF, IO, 1.39%, 3/15/2042 (h)	4,735	557
Series 4338, Class SA, IF, IO, 0.89%, 5/15/2044 (h)	4,287	469
Series 4477, Class SA, IF, IO, 1.04%, 5/15/2045 (h)	4,075	474
Series 4505, Class SA, IF, IO, 1.04%, 8/15/2045 (h)	3,595	383
Series 4681, Class SD, IF, IO, 1.04%, 5/15/2047 (h)	314	39
Series 4925, Class SH, IF, IO, 0.96%, 10/25/2049 (h)	7,873	763
Series 4954, Class SB, IF, IO, 0.91%, 2/25/2050 (h)	7,978	840
Series 5021, Class MI, IO, 3.00%, 10/25/2050	26,681	4,225
Series 4632, Class MA, 4.00%, 8/15/2054	5,691	5,567
Series 4634, Class MD, 5.00%, 11/15/2054	9,981	9,964
Series 4630, Class MA, 4.00%, 1/15/2055	8,250	8,076
Series 4839, Class WS, IF, IO, 0.99%, 8/15/2056 (h)	12,529	1,633
FHLMC, STRIPS
Series 267, Class S5, IF, IO, 0.89%, 8/15/2042 (h)	3,411	261
Series 342, Class S7, IF, IO, 1.00%, 2/15/2045 (h)	1,497	163
FNMA, Connecticut Avenue Securities Series 2021-R02, Class 2M2, 6.97%, 11/25/2041 (a) (h)	6,500	6,212
FNMA, REMIC
Series 2013-55, Class AI, IO, 3.00%, 6/25/2033	946	95
Series 2014-84, Class KA, 3.00%, 11/25/2040	3	3
Series 2015-85, Class SA, IF, IO, 0.48%, 11/25/2045 (h)	3,490	282
Series 2016-74, Class GS, IF, IO, 0.86%, 10/25/2046 (h)	1,769	215
Series 2017-13, Class AS, IF, IO, 0.91%, 2/25/2047 (h)	414	50
Series 2017-31, Class SG, IF, IO, 0.96%, 5/25/2047 (h)	8,392	975
Series 2017-47, Class ST, IF, IO, 0.96%, 6/25/2047 (h)	424	54
Series 2017-69, Class SH, IF, IO, 1.06%, 9/25/2047 (h)	347	44
Series 2018-27, Class SE, IF, IO, 1.06%, 5/25/2048 (h)	765	94
Series 2019-31, Class S, IF, IO, 0.91%, 7/25/2049 (h)	4,266	428
Series 2019-42, Class SK, IF, IO, 0.91%, 8/25/2049 (h)	3,482	387
Series 2022-42, Class EA, 3.75%, 6/25/2052	70,173	67,119
Series 2022-43, Class P, 4.00%, 7/25/2052	10,383	9,993
GNMA
Series 2012-39, Class MI, IO, 4.00%, 3/16/2042	288	54
Series 2015-123, Class SE, IF, IO, 0.57%, 9/20/2045 (h)	4,306	418
Series 2016-108, Class SM, IF, IO, 0.95%, 8/20/2046 (h)	771	88

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2017-80, Class AS, IF, IO, 1.05%, 5/20/2047 (h)	735	89
Series 2017-93, Class SE, IF, IO, 1.05%, 6/20/2047 (h)	786	91
Series 2017-155, Class KS, IF, IO, 1.05%, 10/20/2047 (h)	787	75
Series 2017-163, Class HS, IF, IO, 1.05%, 11/20/2047 (h)	3,105	308
Series 2018-139, Class SB, IF, IO, 1.00%, 10/20/2048 (h)	6,442	766
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 2/25/2026 (a) (h)	1,920	1,883
New Residential Mortgage Loan Trust Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 (a) (h)	3,041	2,444
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (h)	1,703	1,671
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (f)	4,729	4,336
PRPM LLC
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (h)	2,425	2,295
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (f)	9,327	8,697
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (f)	3,982	3,670
Series 2021-8, Class A1, 1.74%, 9/25/2026 (a) (h)	5,134	4,771
Series 2021-10, Class A1, 2.49%, 10/25/2026 (a) (f)	1,899	1,764
RALI Trust Series 2003-QS12, Class A4, 3.35%, 6/25/2018	—	—
Structured Asset Mortgage Investments II Trust Series 2006-AR6, Class 2A1, 5.52%, 7/25/2046 (h)	981	688
Verus Securitization Trust Series 2019-4, Class B1, 3.86%, 11/25/2059 (a) (h)	600	502
WaMu Mortgage Pass-Through Certificates Trust Series 2005-AR5, Class A6, 4.63%, 5/25/2035 (h)	59	58
Total Collateralized Mortgage Obligations (Cost $224,399)		206,817
Foreign Government Securities — 0.8%
Arab Republic of Egypt 6.20%, 3/1/2024 (d)	3,700	3,451
Dominican Republic Government Bond
4.50%, 1/30/2030 (a)	6,540	5,641
7.05%, 2/3/2031 (a)	1,140	1,129
Federal Republic of Nigeria
7.63%, 11/21/2025 (d)	700	667
6.50%, 11/28/2027 (d)	8,900	7,511
Islamic Republic of Pakistan 6.00%, 4/8/2026 (a)	3,336	1,252
Kingdom of Morocco 5.95%, 3/8/2028 (a)	910	921
Lebanese Republic 6.38%, 3/9/2020 (g)	4,362	246
Republic of Angola
9.50%, 11/12/2025 (d)	900	891
8.25%, 5/9/2028 (d)	2,000	1,777
Republic of Cote d'Ivoire
6.38%, 3/3/2028 (d)	4,600	4,395
5.75%, 12/31/2032 (d) (f)	1,015	934
Republic of Turkey 9.38%, 3/14/2029	2,200	2,142
Turkiye Ihracat Kredi Bankasi A/S 9.38%, 1/31/2026 (a)	2,751	2,636
Total Foreign Government Securities (Cost $43,310)		33,593
Loan Assignments — 0.4% (b) (i)
Beverages — 0.1%
Triton Water Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 8.66%, 3/31/2028	2,947	2,789

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
Broadline Retail — 0.1%
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 7.87%, 10/10/2025	2,814	2,772
Containers & Packaging — 0.0% ^
Graham Packaging Co., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.00%), 8.27%, 8/4/2027	1,186	1,154
Electrical Equipment — 0.0% ^
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 7.81%, 3/2/2027	1,073	1,055
Ground Transportation — 0.1%
First Student Bidco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 8.14%, 7/21/2028	1,785	1,656
First Student Bidco, Inc., 1st Lien Term Loan C (ICE LIBOR USD 3 Month + 3.00%), 8.14%, 7/21/2028	667	619
		2,275
IT Services — 0.0% ^
MH Sub I LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 9.28%, 5/3/2028	2,017	1,907
Machinery — 0.0% ^
Alliance Laundry Systems LLC, 1st Lien Term Loan B (3-MONTH CME TERM SOFR + 3.50%), 8.56%, 10/8/2027	1,208	1,194
Personal Care Products — 0.1%
Nestle Skin Health SA, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 8.91%, 10/1/2026	2,419	2,357
Software — 0.0% ^
Genesys Telecom Holdings US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 9.07%, 12/1/2027	2,053	1,999
Specialty Retail — 0.0% ^
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 8.90%, 10/19/2027	1,073	1,053
Total Loan Assignments (Cost $19,211)		18,555
Municipal Bonds — 0.1% (j)
California — 0.1%
California Housing Finance Agency Series 2021-1, Class X, Rev., 0.80%, 11/20/2035 (Cost $2,907)	53,310	2,787
	SHARES (000)
Common Stocks — 0.1%
Oil, Gas & Consumable Fuels — 0.1%
Chord Energy Corp.	4	638
EP Energy Corp. ‡ *	2	12
Gulfport Energy Corp. *	17	1,626
		2,276
Wireless Telecommunication Services — 0.0% ^
Intelsat SA (Luxembourg) ‡ *	15	387
Total Common Stocks (Cost $1,764)		2,663
	PRINCIPAL AMOUNT ($000)
Convertible Bonds — 0.0% ^
Oil, Gas & Consumable Fuels — 0.0% ^
Gulfport Energy Corp. 10.00% (Cash), 7/10/2023 ‡ (e) (k) (l) (Cost $46)	—	340

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Diversified Telecommunication Services — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 (Luxembourg) ‡ * (Cost $— )	3	—
	SHARES (000)
Short-Term Investments — 2.5%
Investment Companies — 2.2%
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (m) (n) (Cost $90,737)	90,715	90,733
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 0.3%
U.S. Treasury Bills, 4.96%, 8/24/2023 (o) (p) (Cost $11,523)	11,655	11,514
Total Short-Term Investments (Cost $102,260)		102,247
Total Investments — 99.3% (Cost $4,372,691)		4,077,805
Other Assets Less Liabilities — 0.7%		28,172
NET ASSETS — 100.0%		4,105,977

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2023.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

LIBOR	London Interbank Offered Rate
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Rev.	Revenue
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2023.
(c)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at May 31, 2023 is $36,157 or 0.88% of the Fund’s net assets as of May 31, 2023.

(d)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(e)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2023.

(g)	Defaulted security.
(h)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2023.

(i)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(j)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(k)	Security is an interest bearing note with preferred security characteristics.
(l)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2023.

(m)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(n)	The rate shown is the current yield as of May 31, 2023.
(o)	The rate shown is the effective yield as of May 31, 2023.
(p)	All or a portion of this security is deposited with the broker as initial margin for futures contracts or centrally cleared swaps.
Futures contracts outstanding as of May 31, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	1,957	09/29/2023	USD	402,760	(237)
U.S. Treasury 5 Year Note	6,019	09/29/2023	USD	656,400	52
(185)
Short Contracts
U.S. Treasury 10 Year Note	(1,857)	09/20/2023	USD	(212,539)	(656)
U.S. Treasury 10 Year Ultra Note	(836)	09/20/2023	USD	(100,725)	(524)
U.S. Treasury Long Bond	(185)	09/20/2023	USD	(23,767)	(312)
U.S. Treasury Ultra Bond	(35)	09/20/2023	USD	(4,800)	(91)
(1,583)
(1,768)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
Centrally Cleared Credit default swap contracts outstanding - buy protection(*) as of May 31, 2023 (amounts in thousands):

REFERENCE OBLIGATION/INDEX	FINANCING RATE PAID BY THE FUND (%)	PAYMENT FREQUENCY	MATURITY DATE	IMPLIED CREDIT SPREAD (%)(a)	NOTIONAL AMOUNT(b)	UPFRONT PAYMENTS (RECEIPTS) ($)(c)	UNREALIZED APPRECIATION (DEPRECIATION) ($)	VALUE ($)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD30,135	(192)	(435)	(627)
CDX.NA.HY.40-V1	5.00	Quarterly	6/20/2028	4.73	USD31,365	(119)	(534)	(653)
						(311)	(969)	(1,280)

(*)
The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.

(a)
Implied credit spreads are an indication of the seller's performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.

(b)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(c)
Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

Abbreviations
CDX	Credit Default Swap Index
USD	United States Dollar

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of Investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.
Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations. Swaps are valued utilizing market quotations from approved Pricing Services.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.
The following table represents each valuation input as presented on the Schedule of Portfolio Investments ("SOI"):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$694,319	$39,353	$733,672
Collateralized Mortgage Obligations	—	201,677	5,140	206,817
Commercial Mortgage-Backed Securities	—	313,051	—	313,051
Common Stocks
Oil, Gas & Consumable Fuels	2,264	—	12	2,276
Wireless Telecommunication Services	—	—	387	387
Total Common Stocks	2,264	—	399	2,663
Convertible Bonds	—	—	340	340
Corporate Bonds
Aerospace & Defense	—	27,597	—	27,597
Automobile Components	—	12,696	—	12,696
Automobiles	—	5,821	—	5,821
Banks	—	692,202	—	692,202
Biotechnology	—	12,308	—	12,308
Broadline Retail	—	5,140	—	5,140
Building Products	—	7,006	—	7,006
Capital Markets	—	192,390	—	192,390
Chemicals	—	14,422	—	14,422
Commercial Services & Supplies	—	12,095	—	12,095
Communications Equipment	—	3,041	—	3,041
Construction & Engineering	—	3,504	—	3,504
Consumer Finance	—	77,388	—	77,388
Consumer Staples Distribution & Retail	—	5,376	—	5,376
Containers & Packaging	—	15,438	—	15,438
Diversified Consumer Services	—	587	—	587
Diversified Telecommunication Services	—	21,490	— (a)	21,490
Electric Utilities	—	53,285	—	53,285
Energy Equipment & Services	—	5,964	—	5,964
Entertainment	—	13,918	—	13,918
Financial Services	—	21,579	—	21,579
Food Products	—	28,071	—	28,071
Ground Transportation	—	29,446	—	29,446
Health Care Equipment & Supplies	—	3,108	—	3,108
Health Care Providers & Services	—	25,874	—	25,874
Hotel & Resort REITs	—	1,356	—	1,356
Hotels, Restaurants & Leisure	—	25,272	—	25,272
Household Durables	—	2,750	—	2,750
Household Products	—	6,026	—	6,026
Independent Power and Renewable Electricity Producers	—	9,758	—	9,758
Insurance	—	12,492	—	12,492
IT Services	—	2,084	—	2,084
Leisure Products	—	819	—	819

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Media	$—	$34,539	$—	$34,539
Metals & Mining	—	10,534	—	10,534
Multi-Utilities	—	3,944	—	3,944
Oil, Gas & Consumable Fuels	—	83,387	—	83,387
Passenger Airlines	—	4,611	—	4,611
Personal Care Products	—	1,591	—	1,591
Pharmaceuticals	—	10,486	—	10,486
Real Estate Management & Development	—	4,101	—	4,101
Semiconductors & Semiconductor Equipment	—	21,644	—	21,644
Software	—	10,996	—	10,996
Specialized REITs	—	2,862	—	2,862
Specialty Retail	—	19,050	—	19,050
Technology Hardware, Storage & Peripherals	—	1,253	—	1,253
Tobacco	—	16,752	—	16,752
Trading Companies & Distributors	—	18,292	—	18,292
Wireless Telecommunication Services	—	3,849	—	3,849
Total Corporate Bonds	—	1,598,194	— (a)	1,598,194
Foreign Government Securities	—	33,593	—	33,593
Loan Assignments	—	18,555	—	18,555
Mortgage-Backed Securities	—	521,525	—	521,525
Municipal Bonds	—	2,787	—	2,787
Rights	—	—	— (a)	— (a)
U.S. Treasury Obligations	—	544,361	—	544,361
Short-Term Investments
Investment Companies	90,733	—	—	90,733
U.S. Treasury Obligations	—	11,514	—	11,514
Total Short-Term Investments	90,733	11,514	—	102,247
Total Investments in Securities	$92,997	$3,939,576	$45,232	$4,077,805
Appreciation in Other Financial Instruments
Futures Contracts	$52	$—	$—	$52
Depreciation in Other Financial Instruments
Futures Contracts	(1,820)	—	—	(1,820)
Swaps	—	(969)	—	(969)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,768)	$(969)	$—	$(2,737)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Investments in Securities:
Asset-Backed Securities	$32,692	$—	$261	$— (a)	$9,999	$(1,896)	$—	$(1,703)	$39,353

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2023
Collateralized Mortgage Obligations	$5,187	$—	$(47)	$— (a)	$—	$—	$—	$—	$5,140
Common Stocks	375	2	23	—	—	(1)	—	—	399
Convertible Bonds	232	—	108	—	—	—	—	—	340
Corporate Bonds	— (a)	—	—	—	—	—	—	—	— (a)
Rights	— (a)	—	—	—	—	—	—	—	— (a)
Total	$38,486	$2	$345	$— (a)	$9,999	$(1,897)	$—	$(1,703)	$45,232

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2023, which were valued using significant unobservable inputs (level 3) amounted to $346.
There were no significant transfers into or out of level 3 for the period ended May 31, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$11,630	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	5.77% - 8.08% (6.50%)

Asset-Backed Securities	11,630
	5,140	Discounted Cash Flow	Constant Prepayment Rate	35.00% (35.00%)
			Yield (Discount Rate of Cash Flows)	7.19% - 7.57% (7.39%)

Collateralized Mortgage Obligations	5,140
	340	Terms of Restructuring	Liquidation Preference	71.43x (71.43x)

Commercial Mortgage-Backed Securities	340
	0	Pending Distribution Amount	Expected Recovery	$0.01 ($0.01)

Corporate Bonds	0
	0	Pending Distribution Amount	Expected Recovery	0.01 ($0.01)

Rights	0
Total	$17,110

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2023, the value of these investments was $28,122. The inputs for these investments are not readily available or cannot be reasonably estimated and those inputs are generally described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2023	Shares at May 31, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class IM Shares, 5.21% (a) (b)	$117,008	$586,471	$612,712	$(20)	$(14)	$90,733	90,715	$1,662	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2023.
C. Derivatives — The Fund used derivative instruments including options, futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.
The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund's risk of loss associated with these instruments may exceed their value.
The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund's ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund's net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.
Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.
Notes (1) — (2) below describe the various derivatives used by the Fund.
(1). Futures Contracts — The Fund used currency, index, interest rate, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio. The Fund used commodity futures contracts to obtain long and short exposure to the underlying commodities markets. The purchase of futures contracts will tend to increase the Fund's exposure to positive and negative price fluctuations in the underlying instrument. The sales of futures contracts will tend to offset both positive and negative market price changes.
Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on

JPMorgan Short Duration Core Plus Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2023 (Unaudited) (continued)
(Dollar values in thousands)
changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.
The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.
The Fund's futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).
(2). Swaps — The Fund engaged in various swap transactions to manage credit, interest rate (e.g., duration, yield curve), currency, inflation and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.
Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.
The Fund may be required to post or receive collateral based on the net value of the Fund's outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund's custodian bank.
The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.
The Fund's swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.
Credit Default Swaps
The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.
The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.
Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.
If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund's portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.